Critical Accounting Judgments and Key Sources of Estimation Uncertainty	12 Months Ended
Dec. 31, 2017
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Critical Accounting Judgments and Key Sources of Estimation Uncertainty

Note 3—Critical Accounting Judgments and Key Sources of Estimation Uncertainty

In the application of our accounting policies, we are required to make judgments, estimates and assumptions about the carrying amounts of assets and liabilities that are not readily apparent from other sources. The estimates and associated assumptions are based on historical experience and other factors that are considered to be relevant. Actual results may differ from these estimates.

The estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimate is revised if the revision affects only that period, or in the period of the revision and future periods if the revision affects both current and future periods.

Critical Judgments in Applying Accounting Policies

The following are the critical judgments, apart from those involving estimates, see below, made in the process of applying our accounting policies and that have the most significant effect on the amounts recognized in our consolidated financial statements.

Revenue Recognition

IAS 18, “Revenues” prescribes the criteria to be fulfilled for revenue being recognizable. Evaluating the criteria for revenue recognition with respect to our research and development and commercialization agreements requires judgment to ensure that all criteria have been fulfilled prior to recognizing any amount of revenue. We generate revenue from collaboration agreements which typically involve multiple elements, including licenses to our technology, transfer of patents, participation in joint development projects with our collaboration partners, and other services in various areas related to the development of new products. As part of evaluating the criteria for revenue recognition, we consider the separability of the individual deliverables in the collaboration agreements and potential allocation of the total consideration received to the individual elements of the agreement. Further, if any up-front elements are considered inseparable from a following development period, the appropriate allocation of an up-front payment over time needs to be determined.

We evaluate all of our revenue generating transactions to ensure recognition in accordance with IFRS.

We have not signed any new collaboration agreements with external partners in 2017 or 2016.

All revenue had been recognized as of December 31, 2017 compared to €0.1 million in deferred income as of December 31, 2016.

Share-Based Payment

IFRS 2, “Share-Based Payment” requires an entity to reflect in its profit or loss and financial position the effects of share-based payment transactions, including expenses associated with transactions in which share options are granted to employees. We have granted warrants to employees, consultants and board members under three different programs as described in Note 6, which are accounted for under IFRS 2.

We use the Black-Scholes option-pricing model to value the warrants granted and critical judgments need to be exercised in determining the appropriate input to the valuation model as well as to determine the appropriate way of recognizing the expenses under IFRS 2.

Warrants granted under our warrant programs vest on a monthly basis over periods of up to 48 months. Due to the graded vesting, the related expenses are recognized on an accelerated basis; i.e. each tranche of a warrant grant is treated separately for expense recognition purposes. Accordingly, each warrant grant is treated in up to 48 tranches, which are each recognized over the expected useful life of that particular tranche. In total €9.7 million was recognized as share-based payment in the consolidated financial statements for 2017 compared to €7.3 million for 2016 and €1.7 million for 2015.

See Note 6 for additional details on our warrant programs and recognition of expenses under IFRS 2.

Internally Generated Intangible Assets

IAS 38, “Intangible Assets” prescribes that intangible assets arising from development projects must be recognized in the balance sheet if the criteria for capitalization are met. That means (1) that the development project is clearly defined and identifiable; (2) that technological feasibility, adequate resources to complete and a market for the product or an internal use of the project can be documented; (3) that the expenditure attributable to the development project can be measured reliably; and (4) that we have the intent to produce and market the product or use it internally.

Such an intangible asset shall be recognized if it can be documented that the future income from the development project will exceed the aggregate cost of development, production, sale and administration of the product.

Due to the risk associated with drug development, future income from development projects cannot be determined with sufficient certainty until the development activities have been completed and the necessary marketing approvals have been obtained. Accordingly, we do not recognize internally generated intangible assets at this time.

Joint Arrangements / Collaboration Agreements

Collaboration agreements within our industry are often structured so that each party contributes its respective skills in the various phases of a development project. No joint control exists for such collaborations and the parties do not have any financial obligations on behalf of each other. Accordingly, our collaborations are not considered to be joint arrangements as defined in IFRS 11, “Joint Arrangements”.

Key Sources of Estimation Uncertainty

The following are the key assumptions concerning the future, and other key sources of estimation uncertainty at the end of the reporting period, that have a significant risk of causing a material adjustment to the carrying amount of assets and liabilities within the next financial year.

Impairment of Goodwill

Determining whether goodwill is impaired requires an estimation of the recoverable amount, being the higher of fair value less costs of disposal or value in use, of the cash-generating units to which goodwill has been allocated. The recoverable amount of the cash-generating units is determined based on an estimation of the Company’s fair value less costs of disposal. We have determined the fair value of goodwill after taking into account the market value of our ADSs representing the enterprise value of our group enterprises as of the balance sheet date. No impairment loss has been recognized in 2017 or 2016. The carrying amount of goodwill at December 31, 2017 and 2016 was €3.5 million. See note 9 for further details.

Recognition of Accruals for Manufacturing and Clinical Trial Activities

Payment terms for contractual work related to development, manufacturing and clinical trial activities do not necessarily reflect the stage of completion of the individual projects and activities. Determination of the stage of completion for ongoing activities includes estimation uncertainties as future efforts to complete the specific activity may be difficult to predict. We have reviewed all significant ongoing activities at the balance sheet date to determine the stage of completion compared to the invoices received and recognized accruals for any additional costs.

Useful Lives of Property, Plant and Equipment and Finite-Lived Intangible Assets

We review the estimated useful lives of property, plant and equipment and finite-lived intangible assets at the end of each reporting period. We have concluded that the useful lives applied for 2017, 2016 and 2015 are appropriate.

Except for the above areas, assumptions and estimates are not considered to be critical to the consolidated financial statements. No estimates or judgments have been made involving a material risk of significant adjustments of the assets or liabilities at the balance sheet date.